Equity affiliates, other investments and related parties - Other associates and joint ventures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Equity affiliates
Non current assets	$ 182,322	$ 186,453	$ 188,029
Current assets	111,136	79,679	85,265
TOTAL ASSETS	293,458	266,132	273,294
Shareholder's equity	114,999	106,085	119,305	$ 118,114
Non current liabilities	83,357	95,371	83,745
Current liabilities	95,102	64,676	70,244
TOTAL LIABILITIES & SHAREHOLDERS' EQUITY	293,458	266,132	273,294
Revenues from sales	184,634	119,704	176,249
NET INCOME	16,366	(7,336)	11,438
Share of Other Comprehensive Income, net amount	706	(1,831)	408
Equity value	26,521	22,847	23,123
Profit/(loss)	3,438	452	3,406
Associates
Equity affiliates
Non current assets	5,987	5,454	5,435
Current assets	1,849	1,299	1,357
TOTAL ASSETS	7,836	6,753	6,792
Shareholder's equity	1,366	1,183	1,405
Non current liabilities	5,455	4,881	4,412
Current liabilities	1,015	689	975
TOTAL LIABILITIES & SHAREHOLDERS' EQUITY	7,836	6,753	6,792
Revenues from sales	2,450	2,154	2,190
NET INCOME	514	478	383
Share of Other Comprehensive Income, net amount	68	(29)	(46)
Equity value	2,188	2,049	2,187
Profit/(loss)	(992)	452	372
Dividends paid to TotalEnergies	498	409	362
Joint ventures
Equity affiliates
Non current assets	9,745	7,002	4,287
Current assets	1,799	1,671	1,276
TOTAL ASSETS	11,544	8,673	5,563
Shareholder's equity	2,531	1,963	1,437
Non current liabilities	7,460	5,469	3,091
Current liabilities	1,553	1,241	1,035
TOTAL LIABILITIES & SHAREHOLDERS' EQUITY	11,544	8,673	5,563
Revenues from sales	4,850	3,116	3,535
NET INCOME	381	202	288
Share of Other Comprehensive Income, net amount	38	(130)	(4)
Equity value	4,782	3,779	2,119
Profit/(loss)	823	265	741
Dividends paid to TotalEnergies	$ 96	$ 59	$ 50